Supplement to the
Fidelity® Tax-Free Bond Fund
March 31, 2008
Prospectus

The following information replaces the biographical information for Christine Thompson found in the "Fund Management" section on page 23.

Jamie Pagliocco is lead manager of Tax-Free Bond Fund, which he has managed since February 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader and portfolio manager.

Christine Thompson is co-manager of Tax-Free Bond Fund, which she has managed since April 2001. She manages other Fidelity funds. Since joining Fidelity Investments in 1985, Ms. Thompson has worked as an analyst and portfolio manager.

SFB-09-01 February 1, 2009
1.759463.111

Supplement to the
Fidelity® U.S. Bond Index Fund
October 30, 2008
Prospectus

The following information replaces the biographical information for Ford O'Neil found in the Fund Management section on page 24.

Curt Hollingsworth is lead manager of U.S. Bond Index Fund, which he has managed since February 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, corporate bond trader, portfolio manager, head of money market trading, and head of bond trading.

Ford O'Neil is co-manager of U.S. Bond Index Fund, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

UBI-09-01 February 1, 2009
1.479318.110

Supplement to the Spartan® Treasury Bond Index Funds
April 29, 2008
Prospectus

The following information replaces the biographical information for William Irving found in the Fund Management section on page 28. All references to Dr. Irving are no longer applicable.

Curt Hollingsworth is manager of each fund, which he has managed since February 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, corporate bond trader, portfolio manager, head of money market trading and head of bond trading.

LBX-09-01 February 1, 2009
1.855565.101